Document and Entity Information	Aug. 03, 2020
Cover [Abstract]
Entity Registrant Name	MIMECAST LIMITED
Entity Incorporation State Country Code	Y9
Amendment Flag	false
Entity Central Index Key	0001644675
Document Type	8-K
Document Period End Date	Aug. 03, 2020
Entity File Number	001-37637
Entity Address, Address Line One	1 Finsbury Avenue
Entity Address, City or Town	London
Entity Address, Postal Zip Code	EC2M 2PF
Entity Address, Country	GB
City Area Code	(781)
Local Phone Number	996-5340
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Tax Identification Number	00-0000000
Security 12b Title	Ordinary Shares, nominal value $0.012 per share
Trading Symbol	MIME
Security Exchange Name	NASDAQ